    As filed with the Securities and Exchange Commission on October 18, 1996

                                                                File No. 2-67052
                                                               File No. 811-3023
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 40

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 40

                       -----------------------------------

                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine  04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900

                       -----------------------------------


                               Max Berueffy, Esq.

                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C.  20005

                       -----------------------------------

It is proposed that this filing will become effective:
          immediately upon filing pursuant to Rule 485, paragraph (b)
     ---
          on [     ] pursuant to Rule 485, paragraph (b)
     ---
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
     ---
          on August 1, 1996 pursuant to Rule 485, paragraph (a)(i)
     ---
      X   75 days after filing pursuant to Rule 485, paragraph (a)(ii)
     ---
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
     ---

          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1996, on May 29, 1996.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
  (Prospectus offering Shares of Value Equity Fund, International Equity Fund,
              Restricted Maturity Fund and Opportunistic Bond Fund)

FORM N-1A                              LOCATION IN PROSPECTUS
 ITEM NO.                                    (CAPTION)
---------                              ----------------------

Item 1.   Cover Page:                  Cover Page

Item 2.   Synopsis:                    Prospectus Summary

Item 3.   Condensed Financial
          Information:                 Not Applicable

Item 4.   General Description
          of Registrant:               Prospectus Summary; Investment Objectives
                                       and Policies; Other Information

Item 5.   Management of the Fund:      Prospectus Summary; Management

Item 6.   Capital Stock and
          Other Securities:            Investment Objectives and Policies;
                                       Dividends and Tax Matters; Other
                                       Information - The Trust and Its Shares

Item 7.   Purchase of Securities
          Being Offered:               Purchases and Redemptions of Shares;
                                       Other Information - Determination of Net
                                       Asset Value; Management

Item 8.   Redemption or Repurchase
          of Shares:                   Purchases and Redemptions of Shares

Item 9.   Pending Legal Proceedings:   Not Applicable

                                     PART B
      (SAI offering Shares of Value Equity Fund, International Equity Fund,
              Restricted Maturity Fund and Opportunistic Bond Fund)


                                              LOCATION IN STATEMENT
FORM N-1A                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                           (CAPTION)
---------                                   -------------------------

Item 10.  Cover Page:                       Cover Page

Item 11.  Table of Contents:                Cover Page

Item 12.  General Information and History:  Management; Other Matters

Item 13.  Investment Objectives and
          Policies:                         Investment Policies, Investment
                                            Limitations

Item 14.  Management of the Registrant:     Management

Item 15.  Control Persons and
          Principal Holders of
          Securities:                       Other Matters

Item 16.  Investment Advisory
          and Other Services:               Management; Other Matters -
                                            Custodian, Counsel, Auditors

Item 17.  Brokerage Allocation
          and Other Practices:              Portfolio Transactions

Item 18.  Capital Stock and
          Other Securities:                 Determination of Net Asset Value

Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered:                          Determination of Net Asset Value;
                                            Additional Purchase and Redemption
                                            Information

Item 20.  Tax Status:                       Tax Matters

Item 21.  Underwriters:                     Management

Item 22.  Calculation of
          Performance Data:                 Performance Data

Item 23.  Financial Statements:             Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

THE QUADRA FUNDS
RESTRICTED MATURITY TREASURY FUND
VALUE EQUITY FUND
INTERNATIONAL EQUITY FUND
OPPORTUNISTIC BOND FUND


FUND INFORMATION:                            ACCOUNT INFORMATION AND
                                             SHAREHOLDER SERVICES:



    QUADRA Capital Partners, L.P.                The QUADRA Funds
    270 Congress Street                          P.O. Box 446
    Boston, Massachusetts  02210                 Portland, Maine 04112
    (617) XXX-XXXX                               (207) XXX-XXXX
    (800) XXX-XXXX                               (800) XXX-XXXX


PROSPECTUS
[DATE]
__________________________________________________________________

This Prospectus offers shares of the QUADRA Restricted Maturity Treasury Fund, QUADRA Value Equity Fund, QUADRA International Fund, and QUADRA Opportunistic Bond Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of the Forum Funds (the "Trust"), an open-end, management investment company.

                 This prospectus contains important information
           about the Trust, the Funds and their investments, and the
          services available to its shareholders. PLEASE READ IT BEFORE
        INVESTING IN ANY OF THE FUNDS, AND RETAIN IT FOR FUTURE REFERENCE.

The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information dated [DATE]. It contains more detailed information about the Funds and the Trust and is incorporated into this Prospectus by reference. To obtain a free copy of the Statement of Additional Information, please call The QUADRA Funds at (800) XXX-XXXX.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  PROSPECTUS SUMMARY

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described more fully in this prospectus under "Investment Objectives and Policies."

RESTRICTED MATURITY TREASURY FUND seeks better than money market returns with maximum credit protection and limited fluctuation in principal value by investing primarily in a portfolio of U.S. Treasury bills and notes maturing within 5 years.

VALUE EQUITY FUND seeks capital appreciation by investing primarily in a diversified portfolio of common and preferred stock and securities convertible into common stock.

INTERNATIONAL EQUITY FUND seeks long term capital appreciation by investing, directly or indirectly, in companies based outside the United States.

OPPORTUNISTIC BOND FUND seeks total return, consistent with prudent investment risk, by investing primarily in a portfolio of domestic and foreign debt securities.


RISK FACTORS AND INVESTMENT CONSIDERATIONS

There can be no assurance that any of the Funds will achieve its investment objective, and each Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value.

All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings or securities lending. For more information about the risks of investing in the Funds, please see "Investment Objectives and Policies," "Additional Investment Practices," and "Appendix A: Investments, Investment Strategies and Risk Considerations."

The Value Equity Fund invests in securities that its investment advisers believe may be undervalued by the market. This investment policy entail certain risks in addition to those normally associated with investment in equity securities. SEE "Investment Objectives and Policies."

The International Equity Fund and the Opportunistic Bond Fund each invest in the securities of foreign issuers, including issuers domiciled in smaller, emerging capital markets and may invest a significant portion of their assets in currencies other than U.S. dollars. Investments in such securities involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign laws or restrictions. SEE "Investment Objectives and Policies."

Normally, the value of the investments made by the Restricted Maturity Treasury Fund and the Opportunistic Bond Fund will vary inversely with changes in interest rates. In addition, the Opportunistic Bond Fund's investments are subject to "credit risk," the risk that the issuer of securities that the Fund holds will become unable to honor its obligation under the debt instruments held by the Fund. The Opportunistic Bond Fund, however, invest only in investment grade securities (those rated in the top four grades by a national recognized statistical rating organization such as Standard & Poor's. SEE "Investment Objectives and Policies."

MANAGEMENT

INVESTMENT ADVISER. QUADRA Capital Partners, L.P. ("Quadra"), is the Fund's investment adviser. Quadra is responsible for, among other things, developing and reviewing the investment strategies and policies of each Fund. See "Management-Investment Advisory Services."

INVESTMENT SUBADVISERS. To assist it in carrying out its responsibilities, the Adviser has retained the following subadvisers to render advisory services and make daily investment decisions for each Fund:


    - The portfolio of the RESTRICTED MATURITY TREASURY FUND is managed by Anhalt/O'Connell, Inc.

    - The portfolio of the VALUE EQUITY FUND is managed by Carl Domino Associates, L.P.

    - The portfolio of the INTERNATIONAL EQUITY FUND is managed by McDonald Investment Management, Inc.

    - The portfolio of the OPPORTUNISTIC BOND FUND is managed by LM Capital Management, Inc.

Quadra is also responsible for monitoring the investments and the performance of the subadviser on behalf of each of the Funds. Quadra and the subadvisers may be referred to herein as "the Advisers". See "Management-Investment Advisory Services."

ADMINISTRATOR AND DISTRIBUTOR. Forum Financial Services, Inc. is the distributor of each Fund's shares. Its affiliate, Forum Administrative Services LLC is the Fund's administrator. SEE "Management-Administrator" and "Management-Distributor."

PURCHASES AND REDEMPTIONS

Shares of the Funds are offered to investors without any sales charge. The minimum initial investment is $100,000. The Trust reserves the right to waive the minimum investment requirement. There is no minimum for subsequent investments.

Shares may be purchased or redeemed on days that the New York Stock Exchange is open for trading, normally weekdays except customary business holidays and Good Friday ("Fund Business Day"). Purchase and redemption orders are accepted by the transfer agent between 9:00 a.m. and 6:00 p.m. (Eastern time) on each Fund Business Day. SEE "Purchases and Redemptions of Shares."

DIVIDENDS

The Funds distribute substantially all of their net investment income and capital gains, if any, to shareholders each year. Dividends and distributions are reinvested in additional shares of the Fund unless a shareholder elects to have them paid in cash. SEE "Dividends and Tax Matters."

VALUE EQUITY AND INTERNATIONAL EQUITY FUNDS. Dividends representing the net investment income of the Equity Funds are declared and paid at least annually. Net capital gains realized by the Funds, if any, also will be distributed annually.

RESTRICTED MATURITY TREASURY FUNDS AND OPPORTUNISTIC BOND. Dividends representing the net investment income of the Fixed Income Funds are declared daily and paid monthly.

EXPENSES OF INVESTING IN THE FUND

The following table should help you understand the various costs and expenses that you will bear if you invest in the Fund.

                           SHAREHOLDER TRANSACTION EXPENSES
                              (APPLICABLE TO EACH FUND)

    Maximum Sales Load Imposed on Purchases. . . . . . . . . . .     None
    Maximum Sales Load Imposed on Reinvested Dividends . . . . .     None
    Deferred Sales Load. . . . . . . . . . . . . . . . . . . . .     None
    Redemption Fees. . . . . . . . . . . . . . . . . . . . . . .     None
    Exchange Fees. . . . . . . . . . . . . . . . . . . . . . . .     None

                            ANNUAL FUND OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                 Restricted
                                  Maturity                       International     Opportunistic
                                  Treasury      Value Equity        Equity             Bond
                                  --------      ------------        ------             ----
Advisory Fees(after fee            0.25%          0.80%            1.05%              0.50%
 waivers)(1)
12b-1 Fees                         None           None             None               None
Other Expenses (after expense      0.20%          0.20%            0.20%              0.20%
 reimbursements)(2)
Total Fund Operating Expenses(3)   0.45%          1.00%            1.25%              0.70%


(1) The contractual Advisory Fees are 0.45% for the Restricted Maturity Treasury Fund, 1.00% for the Value Equity Fund, 1.25% for the International Equity Fund, and 0.70% for the Opportunistic Bond Fund. Until May 1, 1997, however, the Adviser has agreed to waive its fees and/or reimburse each Fund's expenses in order to cap each Fund's expenses at the amount of Total Operating Expenses stated above.

(2) The amount of the Other Expenses is an estimate for the Funds' current fiscal year ending March 31, 1997.

(3)  Absent expense reimbursements and fee waivers Total Fund Operating
     Expenses for Restricted Maturity Fund, Value Equity Fund, International Fund, and Opportunistic Bond Fund, respectively would be .65%, 1.25%,
     1.45% and .90%. For a further description of the various costs and expenses incurred in the Funds' operation, SEE "Management."


EXAMPLE

The following is an example of the expenses you would pay on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each period.


                                               One     Three
                                              Year     Years
                                              ----     -----

    Restricted Maturity Treasury Fund          5        14
    Value Equity Fund                         10        32
    International Equity Fund                 13        40
    Opportunistic Bond Fund                    7        22


THE 5% ANNUAL RETURN IS NOT PREDICTIVE OF AND DOES NOT REPRESENT THE FUND'S PROJECTED RETURNS; RATHER, IT IS REQUIRED BY GOVERNMENT REGULATION.
This example should not be considered a representation of past or future expenses; actual expenses may be more or less than these examples.

                          INVESTMENT OBJECTIVES AND POLICIES

RESTRICTED MATURITY TREASURY FUND

INVESTMENT OBJECTIVE. The Fund seeks high level of income with maximum credit protection and moderate fluctuation in principal value. There can be no assurance, of course, that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Fund will seek to attain its investment objective by investing primarily in a portfolio of U.S. Treasury bills and notes maturing within 5 years. For a further description of the Fund's investment policies see "Additional Investment Practices" below.

INVESTMENT CONSIDERATIONS AND RISKS. The Fund's yield and share price changes daily in response to changes in interest rates, market conditions, other economic and political news. In general, the value of the Fund's investments will rise when interest rates fall, and vice versa. The Fund will restrict its portfolio maturity and duration in order to limit its exposure to this interest rate risk. The Fund may also employ various investment techniques to hedge a portion of its risk, there is no guarantee that these strategies will work as intended. Neither the Fund's share price nor its yield is guaranteed by the United States Government.

VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Value Equity Fund is to seek capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities, including common stock and securities convertible into common and preferred stock. There can be no assurance, of course, that the Fund will achieve its investment objective.

INVESTMENT POLICIES. Except when the Fund assumes a temporary defensive position, the Fund will have at least 65% of its total assets invested in common stock and securities convertible into common stock. The Fund intends to invest principally in companies that the Adviser believes are undervalued in comparison to the equity securities of similar companies. To identify these companies, the Adviser will employ a number of valuation measures , including but not limited to, an analysis of price/earnings ratios, price/book ratios, dividend yield and measure of current profitability. For a further description of the Fund's investment policies see "Additional Investment Practices" below.

INVESTMENT CONSIDERATIONS AND RISKS. The value of the equity securities in which the Fund invests may change rapidly in response to many factors, including the market's perception of the value of those securities. Because the Adviser seeks to invest in companies whose fundamental attributes, in the Adviser's opinion, have not been fully recognized by the investment community, the Fund's portfolio may exhibit a high degree of volatility or price fluctuation when compared to the market averages.

An investment in the Fund is not by itself a complete or balanced investment program. Nevertheless, the equity securities in which the Fund invests may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the Fund's net asset value. Investors in the Fund should be willing to accept the risk of the stock market and should consider an investment in the Fund only as a part of their overall investment portfolio.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation through investment in securities markets outside the U.S. There is no assurance that the Fund will achieve its objective.

INVESTMENT POLICIES. The Fund will normally invest at least 65% of its total assets in equity securities of companies domiciled outside the U.S. The Fund may also invest in the securities of closed-end investment companies investing primarily in foreign securities and in debt obligations of foreign governments, international organizations and foreign corporations. The Fund invests in securities of issuers in countries included in the Morgan Stanley Capital International World Index ("MSCI World Index") of major world economies, including, but not limited to, Australia; Austria; Belgium; Canada; Denmark; Finland; France; Germany; Hong Kong; Ireland; Italy; Japan; Malaysia;
the Netherlands; New Zealand; Norway; Singapore; Spain; Sweden; Switzerland; United Kingdom ("Major Market Countries"). For a further description of the Fund's investment policies see "Additional Investment Practices" below.


The International Equity Fund may also invest a significant portion of its total assets in securities of issuers located in countries other than those contained in the MCSI World Index ("emerging market securities"). A security ordinarily will be considered to be an emerging market security when (1) its issuer is organized in an emerging market country; (2) the issuer's primary trading market is located in an emerging market country; or (3) in the judgment of the investment adviser, at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries or which have at least 50% of their assets situated in such countries. Where the investment advisor determines that the economy of a particular country included in the MSCI
World Index more appropriately reflects an emerging market economy, the adviser may include such country in the emerging market category. The Fund may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

The Fund will not necessarily seek to diversify investments on a geographic basis within the emerging market category and, in this regard, the Fund may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, the Fund is susceptible to factors adversely affecting that country. See "Investment Considerations and Risks - Geographic Concentration" below.

The Fund may acquire emerging market securities that are denominated in currencies other than a currency of an emerging market country.

In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, the Fund's investment adviser will seek out attractive investment opportunities in these countries.

INVESTMENT CONSIDERATIONS AND RISKS. The International Equity Fund may invest in securities of foreign issuers, including issuers located in countries with smaller, emerging capital markets. These investments involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Investment securities are selected on the basis of their potential for capital appreciation without regard for current income. An investment in the Fund is not by itself a complete or balanced investment program. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program. Nevertheless, an investment in international equity securities may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the Fund's net asset value. See "Considerations and Risks of Investment in Foreign and Emerging Markets."


OPPORTUNISTIC BOND FUND

INVESTMENT OBJECTIVE. The Fund seeks total return consistent with prudent investment risk. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing primarily in a portfolio consisting of investment grade debt securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar and non-dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. For a further description of the Fund's investment policies see "Additional Investment Practices" below.

The Fund may invest any amount of its assets in U.S. Government Securities. The Fund may not, however, invest more than 30 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Fund may also invest in securities of financial institutions, corporations, and others that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Service, L.P., or which are unrated and determined by the Adviser to be of comparable quality. See "Additional Investment Policies - Rating Matters" below. The Fund may invest up to 10 percent of its total assets in participations purchased from financial institutions in loans or securities in which the Fund may invest directly.

The Fund may also invest up to 30 percent of its total assets in the following instruments that the that the Subadviser believes do not present undue risk: (i) U.S. dollar denominated and non-U.S. dollar denominated instruments issued or guaranteed by governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities, and
(ii) debt obligations of foreign corporations. The Fund will invest only in U.S. dollar denominated instruments of emerging market issuers, and will limit its investments in emerging market issuers to 20 percent of its total assets. In addition, the Fund may invest up to 10 percent of its total assets in securities denominated in Canadian dollars.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted portfolio maturity between 3 and 7 years and a duration between 3 and 5 years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, is less than the security's stated maturity.

The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

INVESTMENT CONSIDERATIONS AND RISKS. In general, the value of the Fund's investments will rise when interest rates fall, and vice versa. The Fund will restrict its portfolio maturity and duration in order to limit its exposure to this interest rate risk. The Fund may also employ various investment techniques to hedge a portion of its risk, there is no guarantee that these strategies will work as intended.

In addition to exposure to changes in interest rates, the Opportunistic Bond Fund is subject to the risk that the issuers of securities in the Fund's portfolio will become unable to honor obligation under the debt instruments held by the Fund. This risk exists even though the Opportunistic Bond Fund may only invest in investment grade securities (those rated in the top four grades by a national recognized statistical rating organization such as Standard & Poor's.

Because the Opportunistic Bond Fund may invest a significant portion of its total assets in instruments denominated in currencies other than U.S. dollars, the Fund is subject to the risk that fluctuations in the exchanges rates between the U.S. dollar and foreign currencies may negatively affect its investments. In addition, income from foreign securities will be received and realized in foreign currencies, and Opportunistic Bond is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a distribution. Similarly, if the exchange rate declines between the time after the Fund's income has been earned and computed in U.S. dollars and the time it is paid, or between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may have to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.

An investment in the Fund involves certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Investment securities are selected on the basis of their potential for capital appreciation without regard for current income. An investment in the Fund is not by itself a complete or balanced investment program. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program. Nevertheless, an investment in international equity securities may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the Fund's net asset value. SEE "Considerations and Risks of Investment in Foreign and Emerging Markets."

CONSIDERATIONS AND RISKS OF INVESTMENTS IN FOREIGN AND EMERGING MARKETS.

The International Equity Fund and the Opportunistic Bond Fund may both invest in securities of foreign issuers, including issuers located in countries with smaller, emerging capital markets. These investments involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Investment securities are selected on the basis of their potential for capital appreciation without regard for current income. An investment in the Fund is not by itself a complete or balanced investment program. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program. Nevertheless, an investment in international equity securities may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the Fund's net asset value.

POLITICAL AND ECONOMIC RISKS. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to the International Equity and Opportunistic Bond Funds' shareholders.

Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less than advantageous rights (with regard to convertibility, for example) than classes available to domiciliaries of the country.

Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. The Portfolio could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. No more than 15% of the Portfolio's net assets will comprise, in the aggregate, assets which are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.

FINANCIAL INFORMATION AND STANDARDS. Often the regulation of, and available information about, issuers and their securities is less extensive in foreign markets, and particularly emerging market countries, than in the United States. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards or to requirements or practices comparable to those applicable to U.S. companies.

REGULATION AND LIQUIDITY OF MARKETS. Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. These markets may have different clearance and settlement procedures. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Portfolio's intended investment program or result in investment losses due to intervening declines in security values.

Securities markets in emerging market countries are substantially smaller than U.S. securities markets and have substantially less trading volume, resulting in diminished liquidity and greater price volatility. Reduced secondary market liquidity may make it more difficult for the Portfolio to determine the value of its portfolio securities or dispose of particular instruments when necessary. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher as well.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the International Equity Fund and Opportunistic Bond Fund will invest in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of each Fund's investments. A decline in the value of currencies in which a Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of its assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. Some emerging market countries may also have managed currencies which do not freely float against the dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

The International Equity Fund and the Opportunistic Bond Fund may each enter into forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements Fund and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of such currency rise.

INFLATION. Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

GEOGRAPHIC CONCENTRATION. The International Equity and the Opportunistic Bond Fund may each invest more than 25% of its total assets in issuers located in any one country. To the extent a Fund invests in issuers located in one country, it is susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of a Fund's assets may fluctuate more widely than the value of shares of a comparable Fund having a lesser degree of geographic concentration.

                           ADDITIONAL INVESTMENT PRACTICES

All investment policies of a Fund that are designated as fundamental, and each Fund's investment objective, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of 67 percent of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50 percent of the shares are present or represented, or more than 50 percent of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust without shareholder approval. The investments and investment techniques identified in this prospectus, and their associated risks are described in more detail in Appendix A: Investments, Investment Strategies and Risk Considerations which is attached to this Prospectus.

INVESTMENT LIMITATIONS. The Funds have adopted the investment limitations listed below, each of which is a nonfundamental policy except as noted. Other investment limitations, including additional provisions with respect to the limitations listed below, are described in the SAI.

DIVERSIFICATION. Each Fund is a "diversified" portfolio as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a fundamental policy, with respect to 75 percent of its assets, no Fund may purchase a security (other than a U.S. Government Security) if, as a result, (i) more than 5 percent of the Fund's total assets would be invested in the securities of a single issuer or (ii) the Fund would own more than 10 percent of the outstanding voting securities of any single issuer. Each Fund reserves the right to invest all or a portion of its assets in another diversified, open-end investment company with substantially the same investment objective and policies as the Fund.

CONCENTRATION. Each Fund is prohibited from concentrating its assets in the securities of issuers in any single industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25 percent of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities, repurchase agreements covering U.S. Government Securities or investment company securities. It is currently anticipated that none of the Funds will concentrate in securities issued by any single foreign government.

ILLIQUID SECURITIES. Each Fund will limit its purchase of illiquid securities. No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15 percent of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid investments include securities that are illiquid by virtue of legal or contractual restrictions on the sale of such securities and repurchase agreements not entitling the holder to principal within 7 days. Under the supervision of the Board, the Advisers determine and monitor the liquidity of portfolio securities.

BORROWING AND LENDING. As a fundamental policy, each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3 percent of the value of the Fund's total assets as computed immediately after the borrowing. Borrowing for other than temporary or emergency purposes or meeting redemption requests is limited to 5 percent of the value of each Fund's total assets. When a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings (although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged). See "Appendix A: Investments, Investment Strategies and Risk Considerations - Borrowing" and "Techniques Involving Leverage." As a fundamental policy, no Fund may make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments for the Fund.

MARGIN AND SHORT SALES. No Fund may purchase securities on margin or make short sales of securities, except short sales against the box. These prohibitions do not restrict the Funds' ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest all or any portion of their assets in cash or in cash equivalents, including (i) short-term U.S. Government Securities, (ii) prime quality short-term instruments of commercial banks, (iii) prime quality commercial paper, (iv) repurchase agreements with banks and broker-dealers covering any of the securities in which the Fund may invest directly and (v) shares of money market mutual funds.
Prime quality refers to the two highest short-term ratings of a nationally recognized statistical rating organization. During periods when and to the extent that a Fund has assumed a temporary defensive position, it will not be pursuing its investment objective. The Funds may from time to time maintain investments in cash and cash equivalents pending investment in securities.
The International Equity Fund may hold cash and bank instruments denominated in any major foreign currency.

COMMON INVESTMENT TECHNIQUES. Each of the Funds may enter into repurchase agreements (for reasons other than temporary defensive purposes) and reverse repurchase agreements, may lend their portfolio securities and may purchase portfolio securities on a when-issued or forward commitment basis. It is currently anticipated that the Value Equity Fund and International Equity Fund (the "Equity Funds") will not enter into reverse repurchase agreements or purchase portfolio securities on a when-issued or forward commitment basis to any significant extent.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS. Although the Restricted Maturity Treasury Fund and the Opportunistic Bond Fund (the "Fixed Income Funds") only invest in U.S. Government and investment grade fixed income securities, including money market instruments, an investment in the Funds is subject to risk even if all fixed income securities in the Funds' portfolios are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Fixed Income Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The Opportunistic Bond Fund may also invest in fixed income securities issued by the governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development. To the extent otherwise permitted, the Funds may invest in these securities if the Adviser or LM Capital believes that the securities do not present risks inconsistent with a Fund's investment objective.

RATING MATTERS. The Opportunistic Bond Fund also may purchase unrated securities if LM Capital determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. The Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if LM Capital determines that retaining the security is in the best interests of the Fund.

The Opportunistic Bond Fund's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, the Fund may only invest in securities that are investment grade - rated in the top four long-term investment grades by a NRSRO or in the top two short-term investment grades by an NRSRO. Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's Investor Service
("Moody's") and BBB in the case of Standard & Poor's ("S&P") and Fitch
Investors Service, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. A further description of the rating categories of certain
NRSROs is contained in the SAI. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Opportunistic Bond Fund invests may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similarly to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's, and thus the Fund's, yield, it may also increase the volatility of the security's market value.

There may not be an active secondary market for any particular floating or variable rate instrument; this could make it difficult for the Fund to dispose of the instrument during periods of market volatility or economic uncertainty or if the issuer's credit became impaired at a time when the Fund was not entitled to exercise any demand rights it might have. The Fund could, for this or other reasons, suffer a loss with respect to the instrument. The Advisers monitor the liquidity of the Fund's investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist at any time.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisers may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that an Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

CORE AND GATEWAY -Registered Trademark-. Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board of Trustees and notice to shareholders, a Fund may convert to this structure, in which the Fund would hold as its only investment securities the shares of another investment company having substantially the same investment objective and policies as the Fund. The Board of Trustees will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders.

PORTFOLIO TRANSACTIONS. The investment advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective adviser. The investment advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to International Portfolio and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may affect the timing of a Fund's portfolio transactions or its ability to realize short-term trading profits or establish short-term positions.

                                      MANAGEMENT

The business of the Trust and the Funds is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review each Fund's performance, monitor its investment activities and practices, and discuss other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers."

INVESTMENT ADVISORY SERVICES

THE ADVISER

QUADRA CAPITAL PARTNERS, L.P. (the "Quadra"), 270 Congress Street, Boston, Massachusetts 02210, serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective and reviewing the investment strategies and policies of each Fund.

Quadra will enter into investment sub-advisory agreements with one or more investment subadvisers ("Subadvisers") to exercise investment discretion over the assets (or a portion of the assets) of each Fund.

For its services under the Investment Advisory Agreement, the Advisor receives, with respect to the Restricted Maturity Fund a fee at an annual rate of 0.45 percent of that Fund's average daily net assets; with respect to the Value Equity Fund a fee at an annual rate of 1.00 percent of that Fund's average daily net assets; with respect to the International Equity Fund a fee at an annual rate of 1.25 percent of that Fund's average daily net assets; and, with respect to the Opportunistic Bond Fund a fee at an annual rate of 0.70 percent of that Fund's average daily net assets.

The Adviser is a limited partnership organized under the laws of the State of Delaware on September 8, 1995, and is a registered investment adviser under the Investment Advisers Act of 1940. As a new entity, the Adviser has no previous experience managing an investment company. The managing partners of the Adviser have significant experience, however, in the formation and management of trust and investment management entities including registered investment companies, registered investment advisers, and a commingled fund of funds.

SUB-ADVISERS

To assist it in carrying out its responsibility, the Adviser has retained various subadvisers to render advisory services and make daily investment decisions for each Fund. The Adviser makes recommendations to the Trust's Board of Trustees regarding the selection and retention of these Sub-advisers. On an ongoing basis, the Adviser evaluates the sub-advisers and reports to the Board concerning their investment results. The Adviser also reviews the investments made for the Funds by the sub-advisers to see that they comply with the Fund's investment objectives, policies and restrictions.

The Adviser pays a fee to each of the subadvisers. These fees do not increase the fees paid by shareholders of the Funds.

CARL DOMINO ASSOCIATES, L.P., ("Domino"), 580 Village Boulevard, West Palm Beach, Florida 33409, manages the portfolio of the VALUE EQUITY FUND. Domino is a limited partnership organized under the laws of the State of Delaware, and is registered as an investment adviser under the Advisers Act. Domino was founded in 1987 and presently manages approximately $1 billion in assets for colleges and universities, retirement funds, state and local governments, investment companies and other institutions.

MCDONALD INVESTMENT MANAGEMENT, INC. ("McDonald"), 40 King Street West, Suite 3910, Toronto, Ontario, Canada M5H 3Y2, manages the portfolio of the INTERNATIONAL EQUITY FUND. McDonald was organized in 1990 as a corporation under the laws of the Province of Ontario. It presently manages approximately $70 million for retirement funds, non-profit organizations, other institutions and individuals. It is registered in the United States as an investment adviser under the Advisers Act.

ANHALT/O'CONNELL INC. ("Anhalt/O'Connell"), 345 South Figueroa Street, Los Angeles, California 90071, manages the portfolio of the RESTRICTED MATURITY TREASURY FUND. Anhalt/O'Connell is a corporation organized under the laws of the State of California, and is registered as an investment adviser under the Advisers Act. It was organized in 1984. Anhalt/O'Connell presently manages approximately $800 million for retirement funds and other institutions.

LM CAPITAL MANAGEMENT, INC. ("LM Capital"), 5560 La Jolla Boulevard, Suite E, La Jolla, California 92037, manages the portfolio of the OPPORTUNISTIC BOND FUND. LM is a corporation organized in 1988 under the laws of the State of California, and is registered as an investment adviser under the Advisers Act. LM Capital presently manages approximately $350 million for pension funds, state and local governments, other institutions and individuals.

Quadra performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Quadra will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Quadra also may from time to time recommend that the Board of Trustees replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objective.

Section 15(a) of the 1940 Act requires that the Trust's shareholders approve its investment advisory contracts. As interpreted, this requirement applies to the appointment of the Subadvisers. The Trust has applied for a conditional exemption from this shareholder approval requirement. The Securities and Exchange Commission has granted such applications in the past, and the Trust expects it will receive the requested exemption. If the exemption it is granted, the Board of Trustees would be able to appoint additional or replacement Subadvisers without Shareholder approval. The Board would not, however, be able to replace Quadra Capital Partners as investment adviser to each Fund without complying with the shareholder approval requirements of the 1940 Act and applicable regulations.

ADMINISTRATOR

On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services LLC ("FAS"). As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, Forum receives from each Fund a fee computed and paid monthly at an annual rate of 0.10% of the first $50 million of the Fund's average daily net assets and 0.05% of the average daily net assets over $50 million, subject to an annual minimum of $40,000. Like the Adviser, Forum, in its sole discretion, may waive all or any portion of its fees.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("Forum") acts as distributor of the Fund's shares. Forum acts as the agent of the Trust in connection with the offering of shares of the Fund. Forum receives no compensation for its services under the Distribution Agreement. Forum may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. Forum may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

Forum is located at Two Portland Square, Portland, Maine 04101. It was incorporated under the laws of the State of Delaware on February 7, 1986 and as of the date hereof manages, administers or distributes registered investment companies and collective investment funds with assets of approximately $x.xx billion. Forum is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc.

As of the date of this prospectus Forum, FAS and Forum Financial Corp., the Transfer Agent of the Trust, were controlled by John Y. Keffer, president and Chairman of the Trust.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. ("FFC") pursuant to which FFC acts as the Fund's transfer agent and dividend disbursing agent. FFC maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, FFC performs portfolio accounting services for the Fund, including determination of the Fund's net asset value.

EXPENSES OF THE TRUST

The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser monthly.

Subject to the above obligations, the Trust is obligated to pay all of the Trust's other expenses. Each Funds' expenses include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to the Fund, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Quadra may elect to waive (or continue to waive) all or a portion of fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing the Fund's performance for the period during which the waiver is in effect. No fee waivers may be recouped at a later date. Fee waivers are voluntary and may be reduced or eliminated at any time.

     Subject to the obligation of Quadra to reimburse the Trust for certain excess expenses, under the Investment Advisory Agreements, the Trust has confirmed its obligation to pay all the Trust's expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of any subcustodian, transfer agent and dividend disbursing agent and providers of pricing, credit analysis and dividend services; telecommunications expenses; auditing, legal and compliance expenses; costs of maintaining corporate existence; costs of preparing and printing the Fund's prospectuses, SAI, account application forms and shareholder reports and delivering them to existing shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Fund; costs of reproduction, stationery and supplies; compensation of trustees, officers and employees of the Fund or Trust who are not employees of Quadra, Forum or their affiliates and costs of other personnel performing services for the Fund; costs of meetings of the Trust; SEC registration fees and related expenses; state securities laws registration fees and expenses; fees and out of pocket expenses payable to Quadra and Forum; and fees and expenses paid by the Fund pursuant to the distribution plan.

                         PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

Shares of a Fund may be purchased or redeemed at a price equal to their net asset value next-determined after acceptance of an order on days when the New York Stock Exchange ("NYSE") is open ("Fund Business Day"). Each Fund's net asset value is calculated at the close of trading on the NYSE. The NYSE is normally open on all weekdays except customary national business holidays and Good Friday until 4:00 p.m. If the NYSE closes early, however, the Trust will advance the time at which its NAV is calculated. Purchase or redemption orders are accepted by the transfer agent between 9:00 a.m. and 6:00 p.m. (Eastern).

Investors may purchase or redeem shares of a Fund by following the instructions set forth below. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund Shares are sold at a price equal to their net asset value next-determined after acceptance of an order on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form is accepted by the Transfer Agent. Fund shares become entitled to receive dividends on the next Fund Business Day after the order is accepted.

The Funds reserve the right to reject any subscription for the purchase of their shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $25,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

The following purchase and redemption procedures and shareholder services apply to investors who invest in the Funds directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this prospectus. For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $100,000 minimum for an initial investment in any of the Funds. The Trust reserves the right to waive the minimum investment requirement. There is no minimum for subsequent investments.

BY MAIL. Investors may send a check made payable to The Quadra Funds along with a completed account application to the address listed on the cover page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or Forum.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-XXX-XXX or (XXX) XXX-XXXX to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    First National Bank of Boston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171

         Re: [Name of Fund]

         Account #:___________

         Account Name: ____________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

SUBSEQUENT PURCHASES OF SHARES

There is no minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Quadra Funds at (800) XXX-XXXX or (XXX) XXX-XXXX to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, pre-selected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) XXX-XXXX or (XXX) XXX-XXXX and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after the redemption request in proper form is received by the Transfer Agent.

AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, pre-selected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly, twice a month or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. In addition, a signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures, acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGES

Shareholders may exchange their shares for shares of any other Quadra Fund, or the Daily Assets Cash Fund, a money market Fund of the Trust offered through a separate prospectus, if shares of the Fund are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. The minimum amount to open an account in a Fund through an exchange from another fund is $100,000. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for the exchange privilege and there is currently no limit on the number of exchanges a shareholder may make.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.


BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling the Transfer Agent at
(800) XXX-XXXX or (XXX) XXX-XXXX and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.


INDIVIDUAL RETIREMENT ACCOUNTS

None of the Funds individually should be considered a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $100,000. The Trust reserves the right to waive this minimum. There is no minimum subsequent investment. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of the Transfer Agent ("Processing Organizations"). Investors who purchase shares through a Processing Organization may be charged a fee for their services and if the investors effect transactions in Fund Shares through a broker or agent. Investors will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

                              DIVIDENDS AND TAX MATTERS

DIVIDENDS

VALUE EQUITY AND INTERNATIONAL EQUITY FUNDS. Dividends representing the net investment income of the Equity Funds are declared and paid at least annually. Net capital gains realized by the Funds, if any, also will be distributed annually.

OPPORTUNISTIC BOND AND RESTRICTED MATURITY TREASURY FUNDS. Dividends representing the net investment income of the Fixed Income Funds are declared daily and paid monthly. Dividends of each Fund's net investment income are declared daily and paid monthly. Dividends of net capital gain, if any, realized by a Fund are distributed annually.

GENERAL. Shareholders may choose either to have all dividends reinvested in additional shares of the Fund that paid the dividend or received in cash. In addition, shareholders may have dividends of net capital gain reinvested in shares of each of the Funds and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Funds.

All dividends will be reinvested at the Fund's net asset value as of the payment date of the dividend. All dividends are reinvested unless another option is selected. All dividends not reinvested will be paid to the shareholder in cash. Cash payments may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should avoid all Federal income and excise taxes.

GENERAL. Distributions by the Funds of realized net long-term capital gain, if any, are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

Any capital gain distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that capital gain was accrued by a Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. Capital gain distributions, including those that operate as a return of capital, however, are taxable to the shareholder receiving them.

The Funds may be required by Federal law to withhold 31% of reportable payments (which may include taxable dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Funds is correct and that the shareholder is not subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.


                                  OTHER INFORMATION


PERFORMANCE INFORMATION

    Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in each Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

    Each Fund's advertisements any reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of Forum would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board.

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

APPENDIX A
INVESTMENTS, INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS

COMMON STOCK AND PREFERRED STOCK
VALUE EQUITY FUND AND INTERNATIONAL EQUITY FUND (collectively, the "Equity Funds"). Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in the alternative, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on national securities exchanges, in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES
VALUE EQUITY FUND AND INTERNATIONAL EQUITY FUND. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. The Fund may only invest in convertible securities that are investment grade.

The Fund may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

WARRANTS
EQUITY FUNDS. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). [add disclosure re exchange traded, foreign warrants]

ADRS AND EDRS
INTERNATIONAL EQUITY FUND. A Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The International Equity Fund may also invest in European Depository Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES
ALL FUNDS. The Funds may invest in securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government. The Funds (other than the Restricted Maturity Treasury Fund) may invest in U.S. Government Securities, that is, obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which these Funds may invest include obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES
OPPORTUNISTIC BOND FUND. The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Schroder would not have chosen to sell such securities and which may result in a taxable gain or loss.

CORPORATE DEBT SECURITIES

COMMERCIAL PAPER
OPPORTUNISTIC BOND FUND. The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates' current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

FINANCIAL INSTITUTION OBLIGATIONS
EQUITY FUNDS AND OPPORTUNISTIC BOND FUND. A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

PARTICIPATION INTERESTS

OPPORTUNISTIC BOND FUND. The Fund may purchase participation interests in loans or securities in which the Fund may invest directly that are owned by banks or other financial institutions. A participation interest gives the Fund an undivided interest in a loan or security in the proportion that the Fund's interest bears to the total principal amount of the security. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests the Fund will have the right to demand payment, on not more than 7 days' notice, for all or a part of the Fund's participation interest. The Fund will only purchase participation interests from banks or other financial institutions that the Adviser deems to be creditworthy. The Fund will not invest more than 10 percent of its total assets in participation interests in which the Fund does not have demand rights.

ILLIQUID SECURITIES

RESTRICTED SECURITIES
ALL FUNDS. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A securities contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular
Rule 144A security, a Fund's holdings of that security may be illiquid.

BORROWING
ALL FUNDS. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. No Fund may purchase securities for investment while any borrowing equal to 5 percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. See "Appendix A - Techniques Involving Leverage."

TECHNIQUES INVOLVING LEVERAGE
ALL FUNDS. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate U.S. Government Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when the Adviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Appendix A - Swap Agreements") and (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100 percent leveraged.

REPURCHASE AGREEMENTS

SECURITIES LENDING

REVERSE REPURCHASE AGREEMENTS

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

DOLLAR ROLL TRANSACTIONS
A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including dollar roll transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. See "Appendix A - Techniques Involving Leverage."

REPURCHASE AGREEMENTS - ALL FUNDS. A Fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly. International Portfolio and, with respect to the portion of their assets managed in the International Fund style, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may enter into repurchase agreements with foreign entities.

SECURITIES LENDING - ALL FUNDS. A Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. No Fund will lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS - OPPORTUNISTIC BOND FUND. The Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. The Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of the Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS - ALL FUNDS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent (35 percent in the case of Total Return Bond Fund) of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Fund's net asset value per share.

DOLLAR ROLL TRANSACTIONS - OPPORTUNISTIC BOND FUND. The Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35 percent of its net assets.

SWAP AGREEMENTS
OPPORTUNISTIC BOND FUND. To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. See "Appendix A - Techniques Involving Leverage." Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

SHORT SALES
ALL FUNDS. Each of the Funds may make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). In a short sales "against the box", the Fund does not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements. See "Dividends, Distributions and Taxes" in the SAI.

ASSET-BACKED SECURITIES
OPPORTUNISTIC BOND FUND. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN EXCHANGE CONTRACTS AND FOREIGN CURRENCY FORWARD CONTRACTS INTERNATIONAL EQUITY FUND AND OPPORTUNISTIC BOND FUND. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. The Funds have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly.

FUTURES CONTRACTS AND OPTIONS
ALL FUNDS. A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. Certain futures strategies employed by a Balanced Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Adviser may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF FUND SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

TABLE OF CONTENTS                                                PAGE
                                                                 ----

PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . . .

EXPENSES OF INVESTING IN THE FUND. . . . . . . . . . . . . . . .

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . .

ADDITIONAL INVESTMENT PRACTICES. . . . . . . . . . . . . . . . .

MANAGEMENT     . . . . . . . . . . . . . . . . . . . . . . . . .

PURCHASES AND REDEMPTIONS OF SHARES. . . . . . . . . . . . . . .

DIVIDENDS AND TAX MATTERS. . . . . . . . . . . . . . . . . . . .

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX A:    INVESTMENTS, INVESTMENT STRATEGIES
               AND RISK CONSIDERATIONS . . . . . . . . . . . . .

THE QUADRA FUNDS
RESTRICTED MATURITY TREASURY FUND
VALUE EQUITY FUND
INTERNATIONAL EQUITY FUND
OPPORTUNISTIC BOND FUND

-------------------------------------------------------------------------------

                                             ACCOUNT INFORMATION AND
INVESTMENT ADVISER:                          SHAREHOLDER SERVICES:

     QUADRA Capital Partners, L.P.                Forum Financial Corp.
     270 Congress Street                          P.O. Box 446
     Boston, Massachusetts  02210                 Portland, Maine 04112
                                                  (207) XXX-XXXX
                                                  (800) XXX-XXXX

-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                     [date]

This Statement of Additional Information supplements the Prospectus offering shares of the QUADRA Value Equity Fund, International Fund, U.S. Treasury Fund and Opportunistic Bond Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of the Forum Funds (the "Trust"), an open-end, management investment company. This Statement of Additional Information should be read only in conjunction with the Prospectus, which you may obtain without charge by contacting the Trust's Distributor, Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101.

TABLE OF CONTENTS
                                                             Page
                                                             ----

          1.   Investment Policies . . . . . . . .
          2.   Investment Limitations. . . . . . .
          3.   Performance Data. . . . . . . . . .
          4.   Management. . . . . . . . . . . . .
          5.   Determination of Net Asset Value. .
          6.   Portfolio Transactions. . . . . . .
          7.   Additional Purchase and
                  Redemption Information . . . . .
          8.   Taxation. . . . . . . . . . . . . .
          9.   Other Information . . . . . . . . .

               Appendix A - Description of Securities Ratings

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

As used in this SAI, the following terms shall have the meanings listed:

     "Investment Advisers" shall mean Quadra Capital Partners, L.P. and each of the investment subadvisers that provide investment advice and portfolio management for one or more of the Funds pursuant to an investment subadvisory agreement with Quadra Capital Partners, L.P.

     "Board" shall mean the Board of Trustees of the Trust.

     "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

     "Code" shall mean the Internal Revenue Code of 1986, as amended.

     "Custodian" shall mean First National Bank of Boston, or its successor, acting in its capacity as custodian of a Fund.

     "Equity Funds" shall mean the Quadra Value Equity Fund and the Quadra International Equity Fund.

     "FFC" shall mean Forum Financial Corp., the Trust's fund accountant.

     "Fitch" shall mean Fitch Investors Service, Inc.

     "Fixed Income Funds" shall mean each of the Quadra Restricted Maturity Treasury Fund and the Quadra Opportunistic Bond Fund.

     "Forum" shall mean Forum Financial Services, Inc., the distributor of the Trust's shares.

     "Forum Administrative" shall mean Forum Administrative Services, LLC, the Trust's administrator.

     "Fund" shall mean each of the separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

     "Moody's" shall mean Moody's Investors Service, Inc.

     "NRSRO" shall mean a nationally recognized statistical rating organization.

     "Quadra" shall mean Quadra Capital Partners, L.P., the investment adviser to the Funds.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "S&P" shall mean Standard & Poor's Rating Group.

     "Subadviser" shall mean each of the investment advisers that provide investment advice and portfolio management for the Funds pursuant to an investment subadvisory agreements with Quadra.

     "Transfer Agent" shall mean Forum Financial Corp. acting in its capacity as transfer and dividend disbursing agent of the a Fund.

     "Trust" shall mean Forum Funds, an open-end management investment company registered under the 1940 Act.

     "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" shall mean the Securities Act of 1933, as amended.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and strategies and the risks associated therewith. No Fund may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Fund. For example, while the SAI describes "swap" transactions below, only those Funds whose investment policies, as described in the Prospectus, allow the Fund to invest in swap transactions may do so.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund), the Investment Adviser of the Fund will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Investment Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Investment Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Investment Adviser determines that retaining such security is in the best interests of the Fund.

To limit credit risks, the Funds may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities (as defined in the Prospectus) and other liquid high-grade debt securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Trust's Board of Trustee's ("Board") has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisers, pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

TEMPORARY DEFENSIVE POSITION.

When a Fund assumes a temporary defensive position it may invest in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Fund's Subadviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

FUTURES CONTRACTS AND OPTIONS

Each Fund may in the future seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Value Equity Fund and the International Equity Fund (collectively, the "Equity Funds") may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Opportunistic Bond Fund may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

In addition, the Funds may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

Each Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, each Fund will not buy futures contracts or write put options whose underlying value exceeds 10% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets. A Fund will not enter into futures contracts and options thereon if immediately thereafter more than 5% of the value of the Fund's total assets would be invested in these options or committed to margin on futures contracts.

A Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain limitations.

2.  INVESTMENT LIMITATIONS

The Funds have adopted the following fundamental investment limitations which are in addition to those contained in the Funds' Prospectus and which may not be changed without shareholder approval. Each Fund may not:

     (1) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

     (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

     (3) Purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 75% of the Fund's total assets may be invested without regard to this limitation.

     (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

     (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

     (7) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (8) Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

     (9) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

     (a) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (b) Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except to the extent permitted by the 1940 Act.

     (c) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (d) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if as a result, more than 5% of the value of the Fund's total assets would be so invested.

     (e) Invest in or hold securities of any issuer if officers and directors of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (f) Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of the Fund's total assets.

     (g) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (ii) 10% of the Fund's total assets would be invested in Restricted Securities.

     (h) Invest in oil, gas or other mineral exploration or development programs, or leases, provided that the Fund may invest in securities issued by companies engaged in such activities.

     (i) Invest in warrants if (i) more than 5% of the value of the Fund's net assets will be invested in warrants (valued at the lower of cost or market) or (ii) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.

Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

3.  PERFORMANCE DATA

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. A Fund's net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDC/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). In addition, a Fund may compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

YIELD CALCULATIONS

Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders.
The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                n
          P(1+T) = ERV

     Where:

          P = a hypothetical initial payment of $1,000;
          T = average annual total return;
          n = number of years; and
          ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.

     Period total return is calculated according to the following formula:

          PT = (ERV/P-1)

     Where:

          PT = period total return.
                 The other definitions are the same as in average annual total return above.

4.  MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 53)

     President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 52)

     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 53)

     President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 52)

     Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age 40)

     Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Michael D. Martins, Treasurer (age 30)

     Director of Fund Accounting at Forum Financial Corp. since June 1995. Prior thereto, he served as a manager in the New York City office of Deloitte & Touche LLP, where he was employed for over five years. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 34)

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General

     Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. His address is Two Portland Square, Portland, Maine 04101.

Don L. Evans, Assistant Secretary (age 47)

     Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since August 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto the law firm of Weiner & Strother. Mr. Evans is also Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

M. Paige Turney, Assistant Secretary (age 27).

     Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University Her address is Two Portland Square, Portland, Maine 04101.


John Y. Keffer is an interested person of the Trust as that term is defined in the 1940 Act.

ADVISERS

QUADRA Capital Partners, L.P. ("Quadra"), 270 Congress Street, Boston, Massachusetts 02210, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). To assist it in carrying out its responsibility, the Adviser has retained the Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreements with Quadra (the "Subadvisory Agreements").

The Advisers furnish at their own expense all services, facilities and personnel necessary to perform their duties under the Advisory or Subadvisory Agreements. The Advisory and Subadvisory Agreements provide, with respect to each Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory and Subadvisory Agreements are terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Advisor on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Agreements also provide that, with respect to each Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Agreements. In addition, under the Advisory Agreement, if the Advisor ceases to act as a Fund's investment advisor, or in the event the Advisor so requests in writing, the Trust will change a Fund's name so as not to include the word "Quadra." The Advisory and Subadvisory Agreements provide that the Advisers may render services to others.

In addition to receiving its advisory fee from the Funds, the Advisor may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances the Advisor may elect to credit against any investment management fee received from a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by the Advisor or any affiliate of the Advisor from a Fund with respect to the client's assets invested in that Fund.

MANAGER

     Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year.

     The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser, the subadviser or their affiliates.

DISTRIBUTOR

     Forum Financial Services, Inc. ("Forum"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by Forum are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement and is under no obligation to sell any specific amount of Fund shares.

     The Distribution Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

     The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by Forum on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.

     Forum may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

     Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provided, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Funds. FFC, Forum or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or Forum.

For its services under the Transfer Agency Agreement, Forum receives, with respect to each Series: a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month. Fees payable under the Transfer Agent Agreement with respect to each Fund are outlined in the following tables:

Pursuant to a Fund Accounting Agreement, FFC prepares and maintains books and records of each Fund on behalf of the Company as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FFC receives from the Company with respect to each Fund a fee of $36,000 per year plus surcharges of $6,000 to $24,000 for specified asset levels. FFC is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10% or greater.

FFC or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

EXPENSES

     Under the Advisory Agreement, the Trust has confirmed its obligation to pay all its expenses subject to the obligation of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million.

     The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, Forum or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, and the Administration and Distribution Agreement.


5.  DETERMINATION OF NET ASSET VALUE

The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

6.  PORTFOLIO TRANSACTIONS

Purchases and sales of debt securities for the Fixed Income Funds usually are principal transactions. Portfolio Securities for these Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

The Equity Funds will, and the Fixed Income Funds may, effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Advisor takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisor may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Advisers may give consideration to research and investment analysis services furnished by brokers or dealers to the Advisers for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Advisers' own internal research and investment strategy capabilities. The Adviser may use the research and analysis in connection with services to clients other than the Fund, and the Advisers' fee is not reduced by reason of the Advisers' receipt of the research services.

Investment decisions for the Funds will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Fund and other investment companies or accounts managed by one of the Advisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by one of the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

In the future the Funds, consistent with the policy of obtaining best net results, may conduct brokerage transactions through the Advisers' affiliates, affiliates of those persons or Forum. If a Fund anticipates conducting brokerage transactions through these persons, the Board will adopt procedures in conformity with applicable rules under the 1940 Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.

7.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain Forum or its affiliates as investment adviser or, distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FFC to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FFC to be genuine. The records of FFC of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds offer an individual retirement plan (the "IRA") for individuals who wish to use shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to use a Fund's IRA should contact FFC for further details and information.

8.  TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Fixed Income Funds expect to derive a substantial amount of their gross income (exclusive of capital gain) from dividends. Accordingly, that portion of the Fixed Income Funds' dividends so derived will qualify for the dividends-received deduction for corporations. The Equity Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that most of the Equity Funds' dividends or distributions will not qualify for the dividends-received deduction for corporations.

Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.

With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

9.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement, The First National Bank of Boston, 100 Federal Street, Boston, MA 02106, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, New York 10004

AUDITORS

                    , Two World Financial Center, New York, New York 10281-1438, independent auditors, act as auditors for the Trust.

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of [DATE], 1996, the officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned or owned of record more than 5% of either Fund. From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                   THE QUADRA FUNDS

                    APPENDIX A - DESCRIPTION OF SECURITIES RATINGS



1.  CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated CC typically are debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.  PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.  SHORT-TERM DEBT (COMMERCIAL PAPER)

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2, both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    ---  Leading market positions in well-established industries.
    ---  High rates of return on funds employed.
    --- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Issues assigned this rating reflect an assurance of timely payment only
slightly less in degree than issues rated   F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D..   Issues assigned this rating are in actual or imminent payment default.

                                        PART C
                                  OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)     FINANCIAL STATEMENTS.

Not Applicable to this filing.

        FINANCIAL HIGHLIGHTS.

Not Applicable to this filing.

(b)     EXHIBITS.

NOTE:   * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL
REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

        (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34).

        (2)*   Copy of By-Laws of the Registrant (filed as Exhibit 2 to PEA No.
               30)

        (3)    None.

        (4)    (a)    Sections 2.04 and 2.06 of Registrant's Trust Instrument
                      provide as follows:

               "SECTION 2.04  TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

               "SECTION 2.06  ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

               "All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

               "Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

        (5)    (a)*   Investment Advisory Agreement between Registrant and
                      Westwood Ventures, Ltd. (filed as Exhibit 5 (a) to PEA
                      No. 36).

               (b)* Investment Subadvisory Agreement between Westwood Ventures, Ltd. and Forum Advisors, Inc. relating to the Sportsfund (filed as Exhibit 5 (b) to PEA No. 36).

        (6)    (a)*   Form of Management and Distribution Agreement between
                      Registrant and Forum Financial Services, Inc. (filed as
                      Exhibit 6(a) to PEA No. 33).

               (b)* Form of Distribution Services Agreement between Registrant and Forum Financial Services, Inc. (filed as
                      Exhibit 6(b) to PEA No. 33).).

               (c)* Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

               (d)* Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates filed as Exhibit 6(d) of PEA 21).

        (7)    None.

        (8)    (a)*   Form of Transfer Agency Agreement between Registrant and
                      Forum Financial Corp. (filed as Exhibit 8(a) to PEA No.
                      33).


               (b)* Form of Custodian Agreement between Registrant and the First National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33).

        (9)    (a)*   Form of Management Agreement between Registrant and Forum
                      Financial Services, Inc. (filed as Exhibit 9(a) to PEA
                      No. 33).

        (10)*  Opinion of Seward & Kissel dated January 5, 1996 (filed as
               Exhibit 10 of PEA No. 33).

        (11)   Not applicable to this filing.

        (12)   None.

        (13)* Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

        (14)* Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

        (15)   (a)*   Form of Rule 12b-1 Plan adopted by the Registrant (filed
                      as Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan adopted by the Registrant with respect to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 8(c) of PEA No. 20).

        Other Exhibits*:

               Powers of Attorney (filed as Other Exhibits to PEA No. 34).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF SEPTEMBER 30, 1996

        Title of Class                                        Number of Holders
        --------------                                        -----------------

        Investors Stock Fund                                                  0
        Investors Bond Fund                                                  76
        TaxSaver Bond Fund                                                   47
        Daily Assets Cash Fund                                                0
        Daily Assets Treasury Fund                                           51
        Daily Assets Government Fund                                          0
        Payson Value Fund                                                   277
        Payson Balanced Fund                                                396
        Maine Municipal Bond Fund                                           390
        New Hampshire Bond Fund                                              86
        Sportsfund                                                           30
        Austin Global Equity Fund                                             0
        Oak Hall Equity Fund                                                  0
        Core Portfolio Plus                                                   0

ITEM 27. INDEMNIFICATION.

        In accordance with Section 3803 of the Delaware Business Trust Act,
SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

        "5.2.  INDEMNIFICATION.

               "(a)   Subject to the exceptions and limitations contained in
               Section (b) below:

               "(i)   Every Person who is, or has been, a Trustee or officer of
               the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               "(b) No indemnification shall be provided hereunder to a Covered Person:

               "(i)   Who shall have been adjudicated by a court or body before
               which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                      "(A) By the court or other body approving the settlement;

        "(B)   By at least a majority of those Trustees who are neither
                      Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

        "(C)   By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

        provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

               "(c)   The rights of indemnification herein provided may be
        insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

        "(d)   Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
        (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

               "(e)   Conditional advancing of indemnification monies under
        this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

               "(f)   In case any Holder or former Holder of any Series shall
        be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

        "4.    We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

        "(f)   We agree to indemnify, defend and hold you, your several
        officers and directors, and any person who controls you within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them.

        Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

        "(g)   You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

        "5     We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


Section 9(a) of the Distribution Services Agreement provides:


        "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Advisors, Inc.

        The descriptions of Forum Advisors, Inc. under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Investors Bond Fund, the TaxSaver Bond Fund, the Daily Assets Cash Fund, the Daily Assets Government Fund, the Daily Assets Treasury Fund , the Daily Assets TaxSaver Fund, the Maine Municipal Bond Fund, the New Hampshire Bond Fund and the Sportsfund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

        The following are the directors and officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

        John Y. Keffer, President and Secretary.

               Chairman and President of the Registrant; President and Secretary of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. Serves as manager, administrator and/or distributor.

        David R. Keffer, Vice President and Treasurer.

               Vice President, Assistant Secretary and Assistant Treasurer of the Registrant; Vice President and Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is an officer of various registered investment companies for which Forum Financial Services, Inc. Serves as manager, administrator and/or distributor.

H.M. Payson & Co.

        The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.


        Adrian L. Asherman, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

        John C. Downing, Managing Director and Treasurer.

               Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

        William A. Macleod, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1984 and Managing Director since 1989. His address is One Portland Square, Portland, Maine 04101.

        Thomas M. Pierce, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

        Peter E. Robbins, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

        John H. Walker, Managing Director and President.

               Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

        Teresa M. Esposito, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

        John C. Knox, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

        Harold J. Dixon, Managing Director and Secretary.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

        Laura McDill, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.


Westwood Ventures, Ltd.

        The descriptions of Westwood Ventures, Ltd. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Sportsfund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of Westwood Ventures, Ltd., including their business connections which are of a substantial nature. The address of Westwood Ventures, Ltd.. is 450 Seventh Avenue, Suite 3304, New York, New York 10123.

        Gary Miller, President, Chief Executive Officer and Chairman of the
        Board.



        Adam Zalta, Executive Vice President, Director and Treasurer.

               President, Atlaz International, a national computer manufacturer and reseller, since

        Lawrence J. Toscano, Director and Assistant Secretary.

               Member of the Law Firm of Heller, Horowitz & Feit, P.C., since 1983, (attorneys for Westwood Ventures, Ltd.)


Austin Investment Management, Inc.

        The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equities Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including their business connections which are of a substantial nature.

        Peter Vlachos, Director, President Treasurer and Secretary


Oak Hall Capital Advisors, Inc.

        The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

        Alexander G. Anagnos, Director and Portfolio Manager.

               Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

        Lewis G. Cole, Director.

               Partner, the Law Firm of Strook, Strook & Lavan.

        John C. Hathaway, President, director and Portfolio Manager.

        John J. Hock, Executive Vice President.

        Charles D. Klein, Portfolio Manager.

               Director, American Securities Corporation and Financial Advisor to WR Family Associates.

        David P. Steinmann, Executive Vice President, Secretary and Treasurer.

               Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

        The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

        Carl J. Domino, Managing Partner & Portfolio Manager.

        Paul Scoville, Jr., Senior Portfolio Manager.

        Ann Fritts Syring, Senior Portfolio Manager.

        John Wagstaff-Callahan, Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

        Stephen Krider Kent, Jr., Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.


Anhalt/O'Connell, Inc.

        The description of Anhalt/O'Connell, Inc. under the caption "Management
        - Advisor" in the Prospectus and Statement of Additional Information with respect to the Restricted Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

        Paul Edward Anhalt, Managing Director and Chairman.

               Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

        Michael Frederick O'Connell, Managing Director

               Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

        The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

        Luis Malzel, Managing Director.

        John Chalker, Managing Director

McDonald Investment Management, Inc.

        The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        The following are the directors and principal executive officers of McDonald Investment Management, Inc., including their business connections which are of a substantial nature.

        John McDonald, President and Chief Investment Officer.

        Ron Belcot, Vice President - Research and Trading.

        Bill Hallman, Vice President.

        Ray DiBernardo, Vice President., Managing Director

               Mr. DiBernardo was formerly a portfolio manager with Royal
        Trust.

ITEM 29. PRINCIPAL UNDERWRITER.


        (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Avalon Capital, Inc., Core Trust (Delaware), The CRM Funds, The Cutler Trust, Monarch Funds, Norwest Advantage Funds, Norwest Select Funds, Sound Shore Fund, Inc., Stone Bridge Funds, Inc. and Trans Adviser Funds, Inc.

        (b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of the Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

        (c)    Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

        The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrants custodians, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106, and Imperial Trust Company, 201 N. Figueroa Street, Suite 610, Los Angeles, California, 90012. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

        Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and the State of Maine on the 15th day of October, 1996.

                                           FORUM FUNDS


                                           By: /s/ John Y. Keffer
                                              ------------------------------
                                               John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 1996.

        Signatures                                              Title
        ----------                                              -----

(a)     Principal Executive Officer

        /s/ John Y. Keffer                                      President
        -------------------------------
             John Y. Keffer                                     and Chairman

(b)     Principal Financial and Accounting Officer

        /s/ Michael D. Martins                                  Treasurer
        -------------------------------
             Michael D. Martins

(c)     A majority of the Trustees

        /s/ John Y. Keffer                                      Trustee
        -------------------------------
             John Y. Keffer

             James C. Cheng*                                    Trustee
             J. Michael Parish*                                 Trustee
             Costas Azariadis*                                  Trustee

               By: /s/ John Y. Keffer
                   ---------------------
                      John Y. Keffer
                      Attorney in Fact*